Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of Share Capital
(a)
Share Capital

	December 31,	December 31,
	2025	2024
Number of shares authorized	200,000,000	200,000,000
Share capital authorized	$200,000	200,000
Class A Common Shares	37,899,671	12,000,455
Class B Common Shares	50,508,000	68,865,296
Number of shares issued and fully paid	88,407,671	80,865,751
Share capital issued	$88,408	80,866

Summary of Capital Surplus
(b)
Capital Surplus

	December 31,	December 31,
	2025	2024
Additional paid-in capital	$76,746,114	49,926,656
Donation from shareholders	810,000	810,000
Employee share options	941,697	941,697
Employee restricted shares	51,958,250	—
Total	$130,456,061	51,678,353

Summary of Other Equity
(d)
Other Equity

	Exchange differences on translation of foreign financial statements	Unearned share- based compensation
Balance at January 1, 2025	$2,555,649	—
Exchange differences on foreign currency	(841,495)	—
Issuance of restricted shares	—	(58,608,903)
Share-based payment expenses recognized	—	15,345,009
Balance at December 31, 2025	$1,714,154	(43,263,894)
Balance at January 1, 2024	$1,233,711	—
Exchange differences on foreign currency	1,321,938	—
Balance at December 31, 2024	$2,555,649	—
Balance at January 1, 2023	$1,286,954	—
Exchange differences on foreign currency	(53,243)	—
Balance at December 31, 2023	$1,233,711	—

Summary of Non-controlling Interest
(f)
Non-controlling Interest

	2025	2024	2023
Balance at the beginning of year	$3,462	5,988	—
Equity attributable to non-controlling interests
Loss for the year	(5,741)	(2,372)	(32,664)
Other comprehensive income during the year	53	(154)	4
Acquisition of non-controlling interest	—	—	446,786
Purchase of subsidiaries shares from non-controlling interest	—	—	(388,002)
Declaration of cash dividends	—	—	(20,136)
Share-based payment expenses recognized	3,120	—	—
Total	$894	3,462	5,988